Income Taxes (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes receivable, CARES Act			$ 213
Income tax recovery, CARES Act			141
Future taxable income to realize deferred income tax assets	$ 2,300
Unrecognized deferred income tax asset on unrealized foreign exchange loss recorded in AOCI	196	$ 264
Gross unrecognized tax benefits	52	64	92	$ 62
Net unrecognized tax benefits at end of year	38	47	67
Unrecognized tax benefits that would impact effective tax rate	15
Approximate amount of unrecognized tax benefits that may be recognised over the next 12 months as a result of settlements and a lapse of the applicable statute of limitations	12
Tax recovery	12	2
Recognized accrued interest and penalties			16
Accrued interest and penalties	13	25
Deferred tax expense			$ 25
Deferred tax recovery	$ 13	$ 8